Leases - Components of Lease Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost:
Operating lease cost	$ 180,450	$ 65,781	$ 335,502	$ 100,757	$ 288,628	$ 41,515	$ 236
Finance lease cost:
Amortization of ROU assets					18,565	3,050	1,904
Interest on lease liabilities					8,709	868	903
Total finance lease cost					27,274	3,918	2,807
Variable lease cost	57,851	10,524	101,780	13,438	54,633	16,028	370
Total lease cost	$ 238,301	$ 76,305	$ 437,282	$ 114,195	$ 370,535	$ 61,461	$ 3,413